LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International, Inc.	7,000	$1,362,060

Banks - 10.0%
Comerica, Inc.	15,000	1,356,450
Cullen/Frost Bankers, Inc.	5,000	692,050
Truist Financial Corp.	32,375	1,835,663
Zions Bancorp N.A.	32,500	2,130,700
		6,014,863
Beverages - 4.5%
Keurig Dr Pepper, Inc.	22,500	852,750
PepsiCo, Inc.	11,000	1,841,180
		2,693,930
Chemicals - 8.0%
Air Products & Chemicals, Inc.	4,000	999,640
Corteva, Inc.	22,500	1,293,300
DuPont de Nemours, Inc.	14,500	1,066,910
Ecolab, Inc.	5,000	882,800
The Sherwin-Williams Co.	2,100	524,202
		4,766,852
Communications Equipment - 1.1%
QUALCOMM, Inc.	4,200	641,844

Computers & Peripherals - 4.1%
Apple, Inc.	14,000	2,444,540

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	2,000	769,780

Consumer Finance - 2.3%
American Express Company	7,500	1,402,500

Electrical Equipment & Instruments - 3.2%
Roper Technologies, Inc.	4,000	1,888,920

Electronic Equipment & Instruments - 2.7%
Trimble, Inc. (a)	22,500	1,623,150

Electronic Equipment, Instruments & Components - 1.3%
Teledyne Technologies, Inc. (a)	1,700	803,471

Health Care Equipment & Supplies - 1.6%
Stryker Corp.	3,700	989,195

Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	500	1,629,975

Internet Content & Information - 1.1%
Zillow Group, Inc. (a)	14,000	675,220

IT Consulting & Services - 2.6%
Black Knight, Inc. (a)	4,000	231,960
Broadridge Financial Solutions, Inc.	5,500	856,405
PayPal Holdings, Inc. (a)	4,200	485,730
		1,574,095
Machinery - 1.4%
Xylem, Inc.	10,000	852,600

Marine - 2.0%
Kirby Corp. (a)	16,500	1,191,135

Media & Entertainment - 5.7%
Alphabet, Inc. - Class A (a)	1,000	2,781,350
The Walt Disney Co. (a)	4,500	617,220
		3,398,570
Oil & Gas & Consumable Fuels - 9.2%
Chevron Corp.	6,500	1,058,395
Devon Energy Corp.	43,902	2,595,925
Pioneer Natural Resources Co.	7,500	1,875,225
		5,529,545
Oil, Gas & Consumable Fuels - 1.7%
Kinder Morgan, Inc.	52,500	992,775

Pharmaceuticals - 3.1%
Zoetis, Inc.	10,000	1,885,900

Professional Services - 4.2%
Dun & Bradstreet Holdings, Inc. (a)	45,000	788,400
Verisk Analytics, Inc.	8,000	1,717,040
		2,505,440
Semiconductor & Semiconductor Equipment - 1.7%
Intel Corporation	20,000	991,200

Software - 11.3%
Adobe, Inc. (a)	3,700	1,685,794
Microsoft Corp.	8,000	2,466,480
Oracle Corp.	22,500	1,861,425
salesforce.com, Inc. (a)	3,500	743,120
		6,756,819
Software & Services - 2.9%
Akamai Technologies, Inc. (a)	14,500	1,731,155

Specialty Retail - 5.1%
The Home Depot, Inc.	4,000	1,197,320
Leslie's, Inc. (a)	44,500	861,520
Petco Health & Wellness Co, Inc. (a)	52,000	1,017,640
		3,076,480
Textiles, Apparel & Luxury Goods - 1.5%
Tapestry, Inc.	25,000	928,750

TOTAL COMMON STOCKS
(Cost $28,015,727)		59,120,764

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25%(b)	946,888	946,888

TOTAL SHORT-TERM INVESTMENTS
(Cost $946,888)		946,888

Total Investments - 100.2%		60,067,652
(Cost $28,962,615)
Liabilities in Excess of Other Assets - (0.2)%		(123,309)
TOTAL NET ASSETS - 100.0%		$59,944,343

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM AQUINAS CATHOLIC EQUITY FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Information Technology	27.6%
Industrials	13.0%
Financials	12.4%
Energy	10.9%
Consumer Discretionary	9.4%
Materials	9.2%
Communication Services	6.8%
Health Care	4.8%
Consumer Staples	4.5%
Money Market Funds	1.6%
Liabilities in excess of other assets	-0.2%

100.0%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,120,764	$–	$–	$59,120,764
Short-Term Investment	946,888	–	–	$946,888
Total Investments	$60,067,652	$–	$–	$60,067,652